Note 23 - Parent Company Only Financial Information (Details) - Quarterly Financial Information (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 23 - Parent Company Only Financial Information (Details) - Quarterly Financial Information [Line Items]
Interest expense	$ 825	$ 1,069	$ 2,514	$ 3,449	$ 4,422	$ 6,682
Net interest income	3,754	3,771	11,103	11,578	15,377	16,390
Provision for loan losses				22	22	859
Net interest income after provision for loan losses	3,754	3,771	11,103	11,556	15,355	15,531
Noninterest income	1,419	1,449	4,013	5,140	6,587	6,294
Noninterest expense	5,019	4,867	14,575	15,443	21,187	40,859
Net loss	143	353	530	1,253	755	(19,034)
Preferred stock dividends, accretion of discount and gain on redemption						(10,500)
Net income (loss) available to common stockholders					755	(8,534)
Earnings (loss) per share(1):
Basic (in Dollars per share)	$ 0.01	$ 0.02	$ 0.03	$ 0.06
Diluted (in Dollars per share)	$ 0.01	$ 0.02	$ 0.03	$ 0.06
Basic weighted - average shares (in Shares)	20,013,343	19,302,603	19,779,684	19,302,603	19,302,603	12,720,641
Effect of dilutive securities (in Shares)	897,619	1,375,467	1,065,424	1,233,575	1,285,172
Diluted weighted - average shares (in Shares)	20,910,962	20,678,070	20,845,108	20,536,178	20,587,775	12,720,641
Fourth Quarter [Member]
Note 23 - Parent Company Only Financial Information (Details) - Quarterly Financial Information [Line Items]
Interest income					4,771	5,133
Interest expense					972	1,483
Net interest income					3,799	3,650
Provision for loan losses						47
Net interest income after provision for loan losses					3,799	3,603
Noninterest income					1,446	1,714
Noninterest expense					5,744	18,587
Income (loss) before income taxes					(499)	(13,270)
Net loss						(13,270)
Net income (loss) available to common stockholders					(499)	(13,270)
Earnings (loss) per share(1):
Basic (in Dollars per share)					$ (0.03)	$ (0.69)
Diluted (in Dollars per share)					$ (0.03)	$ (0.69)
Net interest margin					3.13%	2.78%
Return on average assets					(0.37%)	(8.98%)
Return on average equity					(2.84%)	(64.96%)
Basic weighted - average shares (in Shares)					19,302,603	19,302,603
Diluted weighted - average shares (in Shares)					19,302,603	19,302,603
Third Quarter [Member]
Note 23 - Parent Company Only Financial Information (Details) - Quarterly Financial Information [Line Items]
Interest income					4,840	5,721
Interest expense					1,069	1,646
Net interest income					3,771	4,075
Provision for loan losses						21
Net interest income after provision for loan losses					3,771	4,054
Noninterest income					1,449	1,742
Noninterest expense					4,867	7,829
Income (loss) before income taxes					353	(2,033)
Net loss						(2,033)
Net income (loss) available to common stockholders					353	(2,033)
Earnings (loss) per share(1):
Basic (in Dollars per share)					$ 0.02	$ (0.11)
Diluted (in Dollars per share)					$ 0.02	$ (0.11)
Net interest margin					3.04%	3.00%
Return on average assets					0.26%	(1.34%)
Return on average equity					2.02%	(9.72%)
Basic weighted - average shares (in Shares)					19,302,603	19,302,603
Effect of dilutive securities (in Shares)					1,375,467
Diluted weighted - average shares (in Shares)					20,678,070	19,302,603
Second Quarter [Member]
Note 23 - Parent Company Only Financial Information (Details) - Quarterly Financial Information [Line Items]
Interest income					4,977	5,886
Interest expense					1,127	1,734
Net interest income					3,850	4,152
Provision for loan losses					6	631
Net interest income after provision for loan losses					3,844	3,521
Net gain (loss) on sales and calls of investment securities					542	(439)
Noninterest income					1,464	1,696
Noninterest expense					5,141	6,999
Income (loss) before income taxes					709	(2,221)
Net loss						(2,221)
Preferred stock dividends, accretion of discount and gain on redemption						(10,724)
Net income (loss) available to common stockholders					709	8,503
Earnings (loss) per share(1):
Basic (in Dollars per share)					$ 0.04	$ 0.77
Diluted (in Dollars per share)					$ 0.03	$ 0.73
Net interest margin					3.09%	3.14%
Return on average assets					0.51%	(1.47%)
Return on average equity					4.07%	(14.40%)
Basic weighted - average shares (in Shares)					19,302,603	11,034,208
Effect of dilutive securities (in Shares)					1,250,118	567,949
Diluted weighted - average shares (in Shares)					20,552,721	11,602,157
First Quarter [Member]
Note 23 - Parent Company Only Financial Information (Details) - Quarterly Financial Information [Line Items]
Interest income					5,211	6,332
Interest expense					1,254	1,819
Net interest income					3,957	4,513
Provision for loan losses					16	160
Net interest income after provision for loan losses					3,941	4,353
Noninterest income					1,686	1,581
Noninterest expense					5,435	7,444
Income (loss) before income taxes					192	(1,510)
Net loss						(1,510)
Preferred stock dividends, accretion of discount and gain on redemption						224
Net income (loss) available to common stockholders					$ 192	$ (1,734)
Earnings (loss) per share(1):
Basic (in Dollars per share)					$ 0.01	$ (1.79)
Diluted (in Dollars per share)					$ 0.01	$ (1.79)
Net interest margin					3.11%	3.55%
Return on average assets					0.13%	(1.02%)
Return on average equity					1.11%	(16.70%)
Basic weighted - average shares (in Shares)					19,302,603	969,357
Effect of dilutive securities (in Shares)					997,401
Diluted weighted - average shares (in Shares)					20,300,004	969,357